Share-based Compensation - Schedule of Assumptions Used for Estimating the Fair Value of Options (Detail) - Options [member]	12 Months Ended
	Oct. 31, 2020 yr $ / shares	Oct. 31, 2019 yr $ / shares	Oct. 31, 2018 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.59%	2.03%	1.71%
Expected option life, years | yr	0	0	0
Expected volatility	12.90%	12.64%	13.91%
Expected dividend yield	3.50%	3.48%	3.50%
Exercise price/share price | $ / shares	$ 72.84	$ 69.39	$ 72.64